Share capital and premium related to the share capitals - Schedule of Classes of Share Capital (Detail) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	6 Months Ended
		Dec. 31, 2022	Jun. 30, 2023		Jun. 30, 2022
Disclosure of classes of share capital [line items]
Beginning balance			$ 125,941		$ 236,474
Balance at beginning, Number of shares			45,675,968		45,484,310
Capital increase by issuance of common shares			9,907,800
Exercise of share warrants, employee warrants and stock options					26,500
Other movements	[1]		$ (257)
Balance at end of year		$ 125,941	$ 96,558		$ 180,522
Balance at end, Number of shares		45,675,968	55,583,768		45,510,810
Nominal value		$ 0.05	$ 0.05		$ 0.05
Share Capital Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Beginning balance			$ 2,955		$ 2,945
Capital increase of Cellectis			536
Exercise of share warrants, employee warrants and stock options					1
Balance at end of year		$ 2,955	3,491		2,946
Premiums Related to Share Capital [member]
Disclosure of classes of share capital [line items]
Beginning balance			583,122		934,696
Capital increase of Cellectis			24,482
Non-cash stock based compensation expense			4,053		5,331
Transaction costs related to Cellectis' capital increase			(1,455)
Other movements			(133,976)	[1]	(372,744)
Balance at end of year		$ 583,122	$ 476,224		$ 567,284

[1]	During the annual shareholders meeting of June 27, 2023, the shareholders, in accordance with French Law, approved the absorption of $134.0 million of retained earnings into share premium. This transaction has no impact on the total equity, comprehensive income (loss), assets (including cash) nor liabilities.